ORGANIZATION (Details Narrative) - USD ($)	Aug. 11, 2021	Feb. 17, 2021	Feb. 08, 2021	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Oct. 01, 2017	Sep. 27, 2017	Aug. 24, 2017	Sep. 30, 2021	Jul. 11, 2021	Jul. 10, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 07, 2018	Oct. 20, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued				$ 41,051	$ 163,000	$ 48,000	$ 60,000	$ 26,778	$ 72,800
Common stock shares authorized													500,000,000	500,000,000	250,000,000	250,000,000	250,000,000
Preferred stock shares authorized													5,000,000	5,000,000	2,000,000	2,000,000	2,000,000
Escrow Deposit													$ 51,000
Common Stock, Value, Issued													$ 20,001			$ 12,984	$ 10,505
Debt Instrument, Face Amount				$ 16,000		$ 24,000	$ 40,000	$ 7,000	$ 20,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		1,616,379
Georgia Limited Liability Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split description											reverse stock split of 1 share for 1000 shares
Number of shares acquired for exchange												85,000,000
Compaction And Recycling Equipment Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired										100.00%
Number of common stock issued										$ 902,700
Cash										586,890
Debt Instrument, Interest Rate, Stated Percentage																			7.00%
Compaction And Recycling Equipment Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt										$ 315,810
CFSI [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired										100.00%
Number of common stock issued										$ 597,300
Cash										418,110
Debt Instrument, Interest Rate, Stated Percentage																			7.00%
CFSI [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt										$ 179,190
Georgia Limited Liability Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split description											reverse stock split of 1 share for 1000 shares
Agreement [Member] | St. James Capital Management, LLC. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cancellation of shares												3,000,000
Reverse stock split description											reverse stock split of 1 share for 1000 shares
Agreement [Member] | Mirabile Corporate Holdings, Inc. [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership interest percentage																		7.50%
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares authorized														500,000,000	250,000,000
Preferred stock shares authorized														5,000,000	2,000,000
Asset Purchase Agreement [Member] | DG Research, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 160,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			2,000,000
[custom:RemittedAmount]			$ 50,000
Proceeds from Notes Payable			$ 110,000
Maturity date			Apr. 09, 2021
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Escrow Deposit	$ 50,000
Common Stock, Value, Issued	1,300,000
[custom:CommonStockShares-0]	1,000,000
Amended Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Escrow Deposit	50,000
Common Stock, Value, Issued	1,000,000
[custom:CommonStockShares-0]	$ 1,000,000
Amended Agreement [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity date	Dec. 18, 2021
Debt Instrument, Face Amount	$ 186,537.92
Debt Instrument, Interest Rate, Stated Percentage	7.00%